File Number: 333-110037
                                                Filed Pursuant to Rule 497(c) of
                                                      the Securities Act of 1933



                       Pioneer Growth Opportunities Fund


                 Investor Class Prospectus, dated May 1, 2006


Pioneer Growth Opportunities Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Growth Opportunities Fund into the Fund (the "Reorganization") on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that Class.


All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:


    o Basic information about the fund (other than "The fund's past performance" and "Fees and expenses");


    o Management;


    o Dividends, capital gains and taxes; and


    o The following sections under "Buying, exchanging and selling shares":

    o Net asset value

    o Opening your account - Account options, Telephone transaction privileges and Online transaction privileges

    o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

    o Account options

    o Shareowner services

    o Shareowner account policies

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


Fund performance
The chart shows the year-by-year performance of the fund's Investor Class shares. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. You do not pay a sales charge on purchases of Investor Class shares.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


Annual return Investor Class shares (%)
(Year ended December 31)



'96   22.90
'97   49.97
'98    4.36
'99    2.64
'00   -4.16
'01   22.03
'02  -36.92
'03   43.98
'04   22.46
'05    4.91




The highest calendar quarterly return was 34.46% (03/31/2001 to 06/30/2001)

The lowest calendar quarterly return was -26.84% (06/30/2002 to 09/30/2002)

Comparison with the Russell 2000 Index and the Russell 2000 Growth Index The table shows the average annual total returns for Investor Class shares of the fund over time and compares these returns to the returns of the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index measures the performance of U.S. small cap stocks. The Russell 2000 Growth Index measures the performance of U.S. small cap growth stocks.

The fund's benchmark index changed from the Russell 2000 Index to the Russell 2000 Growth Index. It is Pioneer's opinion that, since the Russell 2000 Growth Index measures the performance of those securities in the Russell 2000 Index with growth-oriented characteristics, it is a more appropriate benchmark for the fund.

Unlike the fund, the indices are not managed and do not incur expenses. The table:
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2005)



                                                                          Since Inception
                                        1 Year   5 Years   10 Years   Inception      Date
-----------------------------------------------------------------------------------------
Investor Class                                                                   1/18/68#
Return before taxes                      4.91      7.33      10.42     10.32
-----------------------------------------------------------------------------------------
Return after taxes on distributions      4.91      7.33       9.45      7.18
-----------------------------------------------------------------------------------------
Return after taxes on distribution
and sale of shares                       3.19      6.35       8.65      6.94
-----------------------------------------------------------------------------------------
Russell 2000 Index
(reflects no deduction for taxes)        4.55      8.22       9.26     13.15*
-----------------------------------------------------------------------------------------
Russell 2000 Growth Index
(reflects no deduction for taxes)        4.15      2.28       4.69     10.21*
-----------------------------------------------------------------------------------------



# Investor Class shares were first offered on 12/10/04.

* Reflects the return of the index since the predecessor fund's inception.
  Index return   information is not available for periods prior to December
  31, 1978.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareowner fees paid directly from your investment           Investor Class
---------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                  None
Maximum deferred sales charge (load) when you sell shares        None




Annual fund operating expenses paid from the assets of
the fund as a percentage of average daily net assets     Investor Class(2)
--------------------------------------------------------------------------
Management Fee                                                 0.65%
Distribution and Service (12b-1) Fee                           0.00%
Other Expenses                                                 0.25%
Total Annual Fund Operating Expenses1                          0.90%
--------------------------------------------------------------------------



1 The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

2 The table below shows expenses for Class A shares.



Annual fund operating expenses paid from the assets
of the fund as a percentage of average daily net assets     Class A
-------------------------------------------------------------------
  Management Fee                                              0.65%
  Distribution and Service (12b-1) Fee                        0.25%
  Other Expenses                                              0.36%
  Total Annual Fund Operating Expenses*                       1.26%
-------------------------------------------------------------------


 * The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.


Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's total operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:




   Number of years you own your shares
-----------------------------------------
      1          3        5         10
$    696       $952    $1,227    $2,010

Financial highlights
The financial highlights table helps you understand the fund's financial performance since the inception of Investor Class shares.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in Investor Class shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Growth Opportunities Fund
Investor Class



                                              Year              Year               Year             Year              Year
                                             Ended             Ended              Ended             Ended            Ended
                                            12/31/05        12/31/04(a)          12/31/03         12/31/02          12/31/01
Net asset value, beginning
  of period                                $  30.31        $    24.75          $   17.19         $  27.25         $   22.33
                                           --------        ----------           --------         --------         ---------
Net increase (decrease) from
  investment operations:
 Net investment loss                       $  (0.06)       $    (0.08)(b)      $   (0.10)        $  (0.22)        $   (0.16)
 Net realized and unrealized
   gain (loss) on investments                  1.55              5.64               7.66            (9.86)++           5.08
                                           --------        ----------           --------         --------         ---------
   Net increase (decrease)
    from investment
    operations                             $   1.49        $     5.56          $    7.56         $ (10.08)        $    4.92
                                           --------        ----------           --------         --------         ---------
Redemption fees                            $      -        $     0.00(c)       $    0.00(c)      $   0.02         $    0.00(c)
Net increase (decrease) in net
  asset value                              $   1.49        $     5.56          $    7.56         $ (10.06)        $    4.92
                                           --------        ----------          ---------         --------         ---------
Net asset value, end of period             $  31.80        $    30.31          $   24.75         $  17.19         $   27.25
                                           ========        ==========          =========         ========         =========
Total return*                                  4.92%            22.46%             43.98%          (36.92)%           22.03%
Ratio of net expenses to average
  net assets+                                  0.90%             1.03%              1.08%            1.08%             1.03%
Ratio of net investment loss to
  average net assets+                         (0.19)%           (0.30)%            (0.46)%          (0.91)%           (0.71)%
Portfolio turnover rate                          83%               17%                46%              37%               65%
Net assets, end of period
  (in thousands)                           $418,416        $  493,738          $ 493,232         $413,147         $ 829,052
Ratios with no waiver of management
  fees and assumption of
  expenses by PIM and no
  reduction for fees paid indirectly:
 Net expenses                                  0.90%             1.03%              1.14%            1.09%             1.03%
 Net investment loss                          (0.19)%           (0.30)%            (0.52)%          (0.92)%           (0.71)%
Ratios with waiver of management
  fees and assumption of
  expenses by PIM and reduction
  for fees paid indirectly:
 Net expenses                                  0.90%             1.03%              1.08%            1.08%             1.03%
 Net investment loss                          (0.19)%           (0.30)%            (0.46)%          (0.91)%           (0.71)%



(a) Effective August 2, 2004, Pioneer Investment Management, Inc. became the subadviser of the Fund and subsequently became the adviser on December 10, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.
++  Includes $0.10 related to investment reimbursement by affiliate.

(b) Net investment loss per share has been calculated using the average shares method.
(c) Amount rounds to less than $0.01 cent per share.

                                                                   19269-00-0406
                                        (C) 2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC